BORROWINGS - Corporate Borrowings composition of corporate borrowings (Details) $ in Millions	Dec. 31, 2021 USD ($) year	Dec. 31, 2020 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 3	$ 3
Less: Current portion	$ 0	$ (3)
Credit facilities
Disclosure of detailed information about borrowings [line items]
Term (years) | year	5	4
Carrying value	$ 0	$ 0
Estimated fair value	0	$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		0.40%
Carrying value	0	$ 3
Estimated fair value	$ 0	$ 3
Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.90%	3.90%
Term (years) | year	13	14
Carrying value	$ 2,156	$ 2,140
Estimated fair value	2,334	2,445
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,156	2,143
Estimated fair value	2,334	2,448
Less: Unamortized financing fees	(10)	(11)
Less: Current portion	0	(3)
Total borrowings	$ 2,149	$ 2,132
Series 4 (C$150) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.80%	5.80%
Term (years) | year	15	16
Carrying value	$ 118	$ 118
Estimated fair value	$ 154	$ 160
Series 9 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.80%	3.80%
Term (years) | year	3	4
Carrying value	$ 317	$ 314
Estimated fair value	$ 334	$ 348
Series 10 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.60%	3.60%
Term (years) | year	5	6
Carrying value	$ 396	$ 392
Estimated fair value	$ 421	$ 441
Series 11 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%	4.30%
Term (years) | year	7	8
Carrying value	$ 376	$ 373
Estimated fair value	$ 419	$ 442
Series 12 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.40%	3.40%
Term (years) | year	8	9
Carrying value	$ 376	$ 373
Estimated fair value	$ 399	$ 420
Series 13 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%	4.30%
Term (years) | year	28	29
Carrying value	$ 237	$ 236
Estimated fair value	$ 275	$ 287
Series 14 (C$425) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.30%	3.30%
Term (years) | year	29	30
Carrying value	$ 336	$ 334
Estimated fair value	$ 332	$ 347